Annual Operating Expenses {- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 40%	Nov. 29, 2021
Fidelity Advisor Asset Manager 40%: Class A
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.83%	[1]
Fidelity Advisor Asset Manager 40%: Class M
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.17%
Total annual operating expenses	1.07%	[1]
Fidelity Advisor Asset Manager 40%: Class C
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%
Total annual operating expenses	1.60%	[1]
Fidelity Advisor Asset Manager 40%: Class I
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.57%
Fidelity Advisor Asset Manager 40%: Class Z
Operating Expenses:
Management fee	0.40%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.50%	[1]

[1]

(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses.